Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable and accrued liabilities	$ 87.3	$ 75.6
Royalties payable	4.9	3.6
Interest payable	0.0	6.1
Share-based compensation liability (note 16)	4.5	6.8
Derivative liabilities (note 20)	0.1	2.4
Accounts payable and accrued liabilities	$ 96.8	$ 94.5